QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
John H. Lively
PractusTM LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 12/31

Date of reporting period: 09/30/2018

ITEM 1. SCHEDULE OF INVESTMENTS

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2018 (unaudited)

	Shares	Fair Value

COMMON STOCKS - 100.49%

AEROSPACE & DEFENSE - 2.74%
Arotech Corp.	123,826	$421,008

AGRICULTURAL PRODUCTS - 2.22%
S&W Seed Company	139,186	341,006

BEVERAGES - 2.63%
Primo Water Corp.	22,344	403,309

COMMUNICATIONS EQUIPMENT - 5.61%
Lumentum Holdings Inc.	7,465	447,527
ViaSat, Inc.	6,461	413,181

		860,708

CONSUMER DISCRETIONARY - 11.08%
Century Communities, Inc.	14,500	380,625
Gentherm Inc.	7,800	354,510
The Children’s Place	3,320	424,296
TravelCenters of America LLC	95,000	541,500

		1,700,931

ENERGY - 13.36%
Amyris, Inc.	58,700	466,078
Archrock, Inc.	35,300	430,660
Hi-Crush Partners LP	33,500	361,800
Select Energy Services, Inc. Class A	30,380	359,699
Southwestern Energy Company	84,500	431,795

		2,050,032

FINANCIALS - 13.51%
CNO Financial Group, Inc.	17,800	377,716
Hannon Armstrong Sustainable Infrastructure Capital Inc.	19,500	418,665
Preferred Bank	7,531	440,563
Seacoast Banking Corporation of Florida	14,348	418,962
TheStreet Inc.	190,000	418,000

		2,073,906

HEALTH CARE - 12.39%
Alimera Sciences Inc.	360,000	352,800
Immunomedics, Inc.	16,200	337,446
Novavax, Inc.	288,700	542,756
Spectrum Pharmaceuticals, Inc.	20,000	336,000
Verastem Inc.	45,900	332,775

		1,901,777

INDUSTRIAL - 8.73%
HC2 Holdings Inc.	90,000	550,800
Matthews International Corp.	7,300	366,095
Pointer Telocation Ltd.	32,564	423,332

		1,340,227

INFORMATION TECHNOLOGY - 2.73%
Iteris Inc.	77,999	419,635

INTERNET SOFTWARE & SERVICES - 10.33%
Limelight Networks, Inc.	81,740	410,335
Telenav Inc.	75,000	378,750
TiVo Corp.	28,734	357,738
TrueCar, Inc.	31,106	438,595

		1,585,418

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2018 (unaudited)

	Shares	Fair Value

MATERIALS - 2.39%
Koppers Holdings, Inc.	11,759	$366,293

REAL ESTATE - 7.87%
Clipper Realty Inc.	33,000	446,490
Industrial Logistics Properties Trust	16,800	386,568
UMH Properties, Inc.	24,000	375,360

		1,208,418

SEMICONDUCTOR - 4.90%
Cohu, Inc.	16,925	424,817
Xperi Corp.	22,000	326,700

		751,517

TOTAL COMMON STOCKS - 100.49%		15,424,185

MONEY MARKET - 0.27%
Money Market Fiduciary 0.0685%*	41,207	41,207

NET INVESTMENTS IN SECURITIES - 100.76%		15,465,392
Liabilities in excess of other assets - (0.76)%		(116,115)

NET ASSETS - 100.00%		$15,349,277

* Effective 7 day yield as of September 30, 2018

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2018:

	Level 1	Level 2	Level 3

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total

Common Stocks	$15,424,185	$–	$–	$15,424,185
Money Market	41,207	–	–	41,207

	$15,465,392	$–	$–	$15,465,392

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended September 30, 2018.

At September 30, 2018 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $15,108,007 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,317,228
Gross unrealized depreciation	(959,843)

Net unrealized appreciation	$357,385

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1   Certification of Principal Executive Officer

99.2   Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:  /s/ David A. Bogaert
David A. Bogaert
Principal Executive Officer
Date: November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David A. Bogaert
David A. Bogaert
Principal Executive Officer
Date: November 26, 2018

By:  /s/ Karen Shupe
Karen Shupe
Principal Financial Officer
Date: November 26, 2018